Columbia Commodity Strategy Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 30.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-X1 Class A
11/15/2028	7.110%	315,987	316,832
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	330,307	330,519
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	230,264	229,813
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	2,261,433	2,251,553
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A3
12/18/2026	0.340%	406,718	403,949
Series 2021-3 Class A3
08/18/2026	0.760%	2,712,870	2,656,688
Amur Equipment Finance Receivables IX LLC(a)
Series 2021-1A Class A2
11/20/2026	0.750%	51,279	50,910
Amur Equipment Finance Receivables XIII LLC(a)
Series 2024-1A Class A1
01/21/2025	5.558%	1,320,290	1,321,007
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	53,221	52,937
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	975,000	974,970
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	1,529,392	1,487,975
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	601,573	583,957
Series 2024-A Class A2
07/15/2027	5.190%	1,405,000	1,402,668
DLLST LLC(a)
Series 2022-1A Class A3
01/21/2025	3.400%	154,349	153,502
Drive Auto Receivables Trust
Subordinated Series 2021-1 Class C
06/15/2027	1.020%	137,311	136,919
DT Auto Owner Trust(a)
Series 2020-2A Class D
03/16/2026	4.730%	2,546,072	2,536,407
Series 2022-3A Class A
10/15/2026	6.050%	755,941	756,590
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	510,332	506,067
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	523,624	525,091
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	45,927	45,931
Series 2023-2A Class A3
08/17/2026	5.600%	875,000	873,943
Series 2023-4A Class A2
12/15/2025	6.070%	250,975	251,151
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	407,213	403,258
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	2,233,842	2,202,013
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,029,218	1,017,708
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	196,840	192,165
Series 2021-2A Class A
12/15/2026	0.830%	260,791	252,573
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	496,668	495,875
GLS Auto Receivables Issuer Trust(a)
Series 2022-2A Class A2
01/15/2026	3.550%	151,793	151,541
Series 2023-3A Class A2
03/15/2027	6.040%	911,805	912,934
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	642,581	630,354
GM Financial Automobile Leasing Trust
Series 2022-1 Class A4
02/20/2026	1.960%	2,675,000	2,650,260
Series 2022-3 Class A4
08/20/2026	4.110%	1,775,000	1,758,989
GM Financial Consumer Automobile Receivables Trust
Series 2021-2 Class A3
04/16/2026	0.510%	667,934	654,841
Harley-Davidson Motorcycle Trust
Series 2021-A Class A3
04/15/2026	0.370%	157,387	155,783

Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-A Class A3
02/15/2027	3.060%	1,763,870	1,735,452
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	700,000	681,299
HPEFS Equipment Trust(a)
Series 2024-1A Class A1
01/21/2025	5.596%	1,416,621	1,417,826
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	1,500,000	1,475,780
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	552,729	540,874
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	85,015	82,615
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	16,364	16,275
Marlette Funding Trust(a)
Series 2023-3A Class A
09/15/2033	6.490%	415,996	416,703
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	179,572	177,309
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	395,081	395,200
Series 2024-1A Class A
04/08/2031	6.334%	200,000	200,124
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	1,239	1,237
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	225,000	225,561
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	133,030	133,654
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	700,000	701,004
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	1,140,337	1,129,417
Series 2022-2 Class A3
10/15/2026	2.980%	430,672	429,420
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-3 Class A3
12/15/2026	3.400%	170,843	169,940
Series 2022-5 Class A3
08/17/2026	4.110%	378,500	377,253
Series 2022-7 Class A3
04/15/2027	5.750%	850,000	850,144
Series 2023-2 Class A2
03/16/2026	5.870%	852,157	852,318
Series 2023-3 Class A2
08/17/2026	6.080%	284,313	284,681
Series 2023-4 Class A2
02/16/2027	6.180%	1,816,585	1,821,102
Series 2024-1 Class A2
02/16/2027	5.710%	400,000	400,137
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	1,442,032	1,408,119
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	675,000	669,047
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	3,311,000	3,222,919
Subordinated Series 2019-A Class C
01/26/2032	3.000%	575,000	560,346
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	4,450,000	4,419,096
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	84,183	81,406
Series 2021-ST7 Class A
09/20/2029	1.850%	23,073	23,017
Series 2021-ST9 Class A
11/20/2029	1.700%	175,128	172,694
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	6,625,000	6,550,204
Series 2022-2 Class A
07/20/2028	1.530%	2,552,000	2,465,250
Verizon Master Trust(b)
Series 2022-7 Class A1A
11/22/2027	5.230%	3,100,000	3,094,110
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	1,169,109	1,163,562
Series 2022-3A Class A2
07/15/2025	5.240%	65,129	65,115
Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	1,000,000	975,871
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A4
06/15/2027	3.340%	2,125,000	2,107,043
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	400,002	393,094
Total Asset-Backed Securities — Non-Agency (Cost $70,672,210)			71,213,891

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	801,532	780,907
Commercial Mortgage Trust
Series 2014-CR16 Class A4
04/10/2047	4.051%	2,725,063	2,708,717
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	190,210	184,535
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27 Class A3
12/15/2047	3.473%	562,811	546,800
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,180,510)			4,220,959

Corporate Bonds & Notes 36.5%

Aerospace & Defense 1.5%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	871,000	849,332
Boeing Co. (The)
05/01/2025	4.875%	885,000	877,272
Harris Corp.
04/27/2025	3.832%	866,000	849,829
United Technologies Corp.
08/16/2025	3.950%	825,000	809,246
Total			3,385,679
Automotive 0.7%
Daimler Trucks Finance North America LLC(a),(c)
SOFR + 1.000% 04/05/2024	6.310%	800,000	800,367
Toyota Motor Credit Corp.(c)
SOFR + 0.650% 09/11/2025	5.960%	875,000	877,009
Total			1,677,376
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 11.3%
American Express Co.(c)
SOFR + 0.720% 05/03/2024	6.030%	686,000	686,488
Bank of America Corp.(c)
SOFR + 1.100% 04/25/2025	6.410%	1,700,000	1,701,798
Bank of Montreal
06/07/2025	3.700%	892,000	873,941
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.260% 04/26/2024	5.570%	832,000	831,796
Bank of Nova Scotia (The)(c)
SOFR + 1.090% 06/12/2025	6.400%	900,000	906,121
BB&T Corp
06/05/2025	3.700%	900,000	880,188
Canadian Imperial Bank of Commerce(c)
SOFR + 0.940% 04/07/2025	6.250%	875,000	878,561
Citigroup, Inc.(d)
04/24/2025	3.352%	1,600,000	1,593,936
Commonwealth Bank of Australia(a),(c)
3-month Term SOFR + 1.082% 06/04/2024	6.451%	865,000	865,998
Cooperatieve Rabobank UA(c)
SOFR + 0.700% 07/18/2025	6.010%	900,000	902,977
Goldman Sachs Group, Inc. (The)(c)
SOFR + 0.486% 10/21/2024	5.796%	1,450,000	1,450,434
HSBC Holdings PLC(d)
04/18/2026	1.645%	1,125,000	1,073,435
JPMorgan Chase & Co.(d)
11/19/2026	1.045%	1,900,000	1,767,552
Morgan Stanley(d)
10/21/2025	1.164%	1,650,000	1,601,025
National Australia Bank Ltd.
12/10/2025	4.750%	900,000	895,736
PNC Bank NA
06/01/2025	3.250%	889,000	865,262
Royal Bank of Canada(c)
SOFR + 0.840% 04/14/2025	6.150%	825,000	827,306
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	950,000	890,881
State Street Corp.(d)
05/18/2026	5.104%	800,000	797,038

Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	835,000	818,495
Toronto-Dominion Bank (The)(c)
SOFR + 0.910% 03/08/2024	6.220%	900,000	900,044
U.S. Bancorp
07/22/2026	2.375%	950,000	890,265
UBS Group AG(a),(d)
08/05/2025	4.490%	850,000	844,444
Wells Fargo & Co.(d)
05/19/2025	0.805%	1,700,000	1,679,679
Westpac Banking Corp.(c)
SOFR + 0.720% 11/17/2025	6.030%	900,000	903,378
Total			26,326,778
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	875,000	862,792
Comcast Corp.
10/15/2025	3.950%	900,000	884,402
Total			1,747,194
Chemicals 0.6%
DowDuPont, Inc.
11/15/2025	4.493%	850,000	840,110
LYB International Finance III LLC
10/01/2025	1.250%	688,000	643,142
Total			1,483,252
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	885,000	846,367
John Deere Capital Corp.
09/08/2025	5.300%	875,000	878,857
Total			1,725,224
Diversified Manufacturing 0.8%
Carrier Global Corp.
11/30/2025	5.800%	825,000	830,925
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	950,000	929,470
Total			1,760,395
Electric 2.9%
CenterPoint Energy, Inc.(c)
SOFR + 0.650% 05/13/2024	5.960%	315,000	315,065
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.
04/15/2026	1.450%	950,000	877,001
DTE Energy Co.
11/01/2024	4.220%	1,125,000	1,113,093
Duke Energy Corp.
09/15/2025	0.900%	748,000	699,812
Eversource Energy
08/15/2025	0.800%	511,000	476,977
Mississippi Power Co.(c)
SOFR + 0.300% 06/28/2024	5.610%	450,000	449,628
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	850,000	854,502
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	673,000	630,197
WEC Energy Group, Inc.
09/27/2025	5.000%	875,000	870,846
Xcel Energy, Inc.
06/01/2025	3.300%	415,000	403,531
Total			6,690,652
Food and Beverage 1.4%
Bacardi Ltd.(a)
05/15/2025	4.450%	850,000	837,215
Diageo Capital PLC
09/29/2025	1.375%	830,000	782,782
Mondelez International, Inc.
05/04/2025	1.500%	850,000	812,607
PepsiCo, Inc.(c)
SOFR + 0.400% 11/12/2024	5.710%	875,000	875,883
Total			3,308,487
Health Care 1.8%
Becton Dickinson and Co.
06/06/2024	3.363%	800,000	794,736
CVS Health Corp.
07/20/2025	3.875%	900,000	881,728
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	850,000	852,658
HCA, Inc.
02/15/2026	5.875%	825,000	828,640
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	850,000	827,814
Total			4,185,576
Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.7%
Anthem, Inc.
03/15/2026	1.500%	849,000	788,680
UnitedHealth Group, Inc.
07/15/2025	3.750%	825,000	809,684
Total			1,598,364
Independent Energy 0.6%
Pioneer Natural Resources Co.
03/29/2026	5.100%	655,000	654,573
Woodside Finance Ltd.(a)
03/05/2025	3.650%	850,000	831,911
Total			1,486,484
Integrated Energy 0.1%
BP Capital Markets America, Inc.
05/04/2026	3.119%	325,000	312,291
Life Insurance 1.6%
Corebridge Financial, Inc.
04/04/2025	3.500%	850,000	830,054
Met Tower Global Funding(a)
06/20/2026	5.400%	825,000	829,612
New York Life Global Funding(a)
06/24/2025	0.950%	243,000	229,994
Pricoa Global Funding I(a)
09/01/2025	0.800%	975,000	913,372
Principal Life Global Funding II(a)
11/17/2026	1.500%	950,000	863,613
Total			3,666,645
Media and Entertainment 0.7%
Discovery Communications LLC
03/11/2026	4.900%	850,000	836,869
Walt Disney Co. (The)
09/15/2024	3.700%	725,000	717,499
Total			1,554,368
Midstream 2.4%
Enbridge, Inc.
11/15/2026	5.900%	850,000	865,966
Energy Transfer Partners LP
01/15/2026	4.750%	875,000	865,070
Enterprise Products Operating LLC
01/10/2026	5.050%	875,000	874,665
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	250,000	249,277
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
06/01/2025	4.300%	625,000	615,839
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	850,000	838,438
Western Midstream Operating LP
02/01/2025	3.100%	450,000	438,431
Williams Companies, Inc. (The)
09/15/2025	4.000%	850,000	833,443
Total			5,581,129
Natural Gas 0.4%
NiSource, Inc.
08/15/2025	0.950%	900,000	844,733
Pharmaceuticals 2.6%
AbbVie, Inc.
03/15/2025	3.800%	850,000	832,770
Amgen, Inc.
05/01/2025	3.125%	860,000	838,556
AstraZeneca PLC
11/16/2025	3.375%	875,000	851,033
Bristol-Myers Squibb Co.
02/20/2026	4.950%	850,000	848,750
Gilead Sciences, Inc.
02/01/2025	3.500%	875,000	860,084
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	1,000,000	987,082
Roche Holdings, Inc.(a),(c)
SOFR + 0.240% 03/05/2024	5.550%	850,000	849,981
Total			6,068,256
Property & Casualty 0.7%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	900,000	867,649
Loews Corp.
04/01/2026	3.750%	875,000	850,735
Total			1,718,384
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	850,000	825,142
Union Pacific Corp.
01/15/2025	3.250%	675,000	663,480
Total			1,488,622

Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.4%
Lowe’s Companies, Inc.
09/08/2025	4.400%	900,000	889,043
Technology 1.4%
Broadcom, Inc.
11/15/2025	3.150%	885,000	854,257
Microchip Technology, Inc.
09/01/2025	4.250%	775,000	760,823
NXP BV/Funding LLC
03/01/2026	5.350%	850,000	848,639
Oracle Corp.
04/01/2025	2.500%	900,000	871,681
Total			3,335,400
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	774,000	753,476
Wireless 0.7%
American Tower Corp.
01/15/2025	2.950%	850,000	830,739
T-Mobile USA, Inc.
04/15/2025	3.500%	875,000	855,587
Total			1,686,326
Wirelines 0.8%
AT&T, Inc.(c)
3-month Term SOFR + 1.442% 06/12/2024	6.808%	900,000	901,880
Verizon Communications, Inc.
11/20/2025	0.850%	1,000,000	928,036
Total			1,829,916
Total Corporate Bonds & Notes (Cost $85,136,417)			85,104,050

Foreign Government Obligations(e) 0.7%

Canada 0.7%
Province of Ontario
01/21/2026	0.625%	950,000	878,684
Province of Quebec
10/16/2024	2.875%	850,000	836,973
Total			1,715,657
Total Foreign Government Obligations (Cost $1,723,362)			1,715,657

Residential Mortgage-Backed Securities - Non-Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(c)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.322%	275,785	275,659
CFMT LLC(a),(b)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	255,743	238,249
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	6.522%	1,237,895	1,238,728
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.222%	428,417	431,919
PRET LLC(a),(b),(f),(g)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	1,900,000	1,900,000
Pretium Mortgage Credit Partners LLC(a),(b)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	452,679	433,512
RCO Mortgage LLC(a),(b)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	100,000	99,517
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	648,371	603,569
VCAT LLC(a),(b)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	1,006,371	955,490
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	613,220	596,895
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $6,917,555)			6,773,538

Treasury Bills 0.8%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.8%
U.S. Treasury Bills
05/02/2024	5.310%	1,800,000	1,783,664
Total Treasury Bills (Cost $1,783,488)			1,783,664

Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
U.S. Government & Agency Obligations 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.100% 08/01/2024	5.410%	675,000	675,185
Federal Home Loan Banks
01/06/2025	4.940%	1,100,000	1,098,344
Total U.S. Government & Agency Obligations (Cost $1,774,964)			1,773,529

Money Market Funds 13.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(h),(i)	30,221,754	30,215,710
Total Money Market Funds (Cost $30,214,456)		30,215,710
Total Investments in Securities (Cost: $202,402,962)		202,800,998
Other Assets & Liabilities, Net		29,979,359
Net Assets		232,780,357
At February 29, 2024, securities and/or cash totaling $16,373,919 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	49	03/2024	USD	4,013,590	181,970	—
Brent Crude	46	05/2024	USD	3,704,380	—	(11,778)
Brent Crude	46	07/2024	USD	3,645,960	172,586	—
Brent Crude	94	09/2024	USD	7,348,920	113,519	—
Cocoa	48	05/2024	USD	2,903,520	313,446	—
Coffee	6	05/2024	USD	414,788	—	(4,453)
Coffee	20	07/2024	USD	1,370,250	22,566	—
Coffee	14	09/2024	USD	958,125	18,840	—
Coffee	27	09/2024	USD	1,847,813	—	(10,273)
Coffee	20	12/2024	USD	1,367,250	—	(46,378)
Copper	8	05/2024	USD	769,400	7,157	—
Copper	26	07/2024	USD	2,513,550	28,686	—
Copper	52	09/2024	USD	5,049,200	47,780	—
Copper	26	12/2024	USD	2,534,350	66,571	—
Corn	116	05/2024	USD	2,491,100	—	(320,242)
Corn	111	07/2024	USD	2,448,938	—	(342,373)
Corn	218	09/2024	USD	4,907,725	—	(387,987)
Corn	106	12/2024	USD	2,455,225	—	(38,121)
Cotton	38	05/2024	USD	1,891,830	218,153	—
Cotton	18	07/2024	USD	879,930	141,446	—
Cotton	62	12/2024	USD	2,598,110	99,568	—
Feeder Cattle	1	05/2024	USD	128,063	—	(373)
Gas Oil	5	05/2024	USD	395,000	4,764	—
Gas Oil	25	05/2024	USD	1,975,000	—	(85,698)
Gas Oil	18	07/2024	USD	1,390,500	28,977	—
Gas Oil	35	09/2024	USD	2,675,750	142,491	—

Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	18	11/2024	USD	1,361,250	—	(26,705)
Gold 100 oz.	33	04/2024	USD	6,780,510	152,404	—
Gold 100 oz.	33	06/2024	USD	6,846,180	252,353	—
Gold 100 oz.	33	08/2024	USD	6,907,230	90,574	—
Gold 100 oz.	64	12/2024	USD	13,624,320	79,276	—
Hard Red Winter Wheat	31	05/2024	USD	910,238	—	(100,013)
Hard Red Winter Wheat	27	07/2024	USD	775,238	—	(107,386)
Hard Red Winter Wheat	53	09/2024	USD	1,546,275	—	(151,056)
Hard Red Winter Wheat	26	12/2024	USD	780,000	—	(26,509)
Lead	72	05/2024	USD	3,700,242	—	(10,763)
Lead	8	07/2024	USD	414,036	—	(19,078)
Lead	2	09/2024	USD	104,159	1,765	—
Lead	13	09/2024	USD	677,034	—	(931)
Lead	8	11/2024	USD	417,636	1,883	—
Lean Hogs	71	04/2024	USD	2,460,150	156,452	—
Lean Hogs	26	06/2024	USD	1,042,080	67,804	—
Lean Hogs	26	08/2024	USD	1,053,000	72,369	—
Lean Hogs	61	10/2024	USD	2,084,370	63,054	—
Live Cattle	28	04/2024	USD	2,075,920	121,680	—
Live Cattle	24	06/2024	USD	1,739,760	—	(7,572)
Live Cattle	25	08/2024	USD	1,807,000	104,557	—
Live Cattle	48	10/2024	USD	3,537,120	59,394	—
Natural Gas	164	04/2024	USD	3,293,120	—	(1,105,175)
Natural Gas	109	06/2024	USD	2,732,630	—	(594,560)
Natural Gas	212	08/2024	USD	5,442,040	—	(550,899)
Natural Gas	90	10/2024	USD	2,722,500	86,661	—
Nickel	3	05/2024	USD	321,696	28,454	—
Nickel	12	07/2024	USD	1,299,168	9,317	—
Nickel	24	09/2024	USD	2,623,824	198,322	—
Nickel	12	11/2024	USD	1,324,440	134,167	—
NY Harbor ULSD Heat Oil	43	04/2024	USD	4,687,292	—	(155,445)
NY Harbor ULSD Heat Oil	7	06/2024	USD	747,025	6,724	—
NY Harbor ULSD Heat Oil	2	06/2024	USD	213,436	—	(1,443)
NY Harbor ULSD Heat Oil	19	08/2024	USD	2,018,621	69,480	—
NY Harbor ULSD Heat Oil	10	10/2024	USD	1,057,392	—	(32,972)
Primary Aluminum	18	05/2024	USD	999,770	—	(36,372)
Primary Aluminum	33	07/2024	USD	1,855,854	—	(42,258)
Primary Aluminum	7	09/2024	USD	398,697	9,035	—
Primary Aluminum	59	09/2024	USD	3,360,448	—	(8,608)
Primary Aluminum	32	11/2024	USD	1,844,016	—	(995)
RBOB Gasoline	57	04/2024	USD	6,155,213	35,807	—
RBOB Gasoline	12	06/2024	USD	1,257,682	65,226	—
RBOB Gasoline	24	08/2024	USD	2,403,677	158,677	—
RBOB Gasoline	14	10/2024	USD	1,240,621	—	(12,281)
Silver	2	05/2024	USD	228,850	2,002	—
Silver	17	05/2024	USD	1,945,225	—	(76,842)
Silver	18	07/2024	USD	2,079,180	—	(123,690)
Silver	36	09/2024	USD	4,197,600	—	(86,386)
Silver	18	12/2024	USD	2,123,910	9,232	—
Soybean	55	05/2024	USD	3,137,063	—	(491,916)
Soybean	43	07/2024	USD	2,475,188	—	(470,002)
Soybean	132	11/2024	USD	7,479,450	—	(500,587)
Soybean Meal	87	05/2024	USD	2,864,040	—	(283,566)
Soybean Meal	44	07/2024	USD	1,457,280	—	(330,496)
Soybean Meal	130	12/2024	USD	4,384,900	—	(314,988)
Soybean Oil	66	05/2024	USD	1,790,316	—	(302,273)
Soybean Oil	54	07/2024	USD	1,478,088	—	(141,479)
Soybean Oil	164	12/2024	USD	4,433,904	—	(242,107)
Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Sugar #11	54	04/2024	USD	1,311,811	—	(81,968)
Sugar #11	55	06/2024	USD	1,326,248	—	(168,902)
Sugar #11	41	09/2024	USD	992,331	18,950	—
Sugar #11	124	09/2024	USD	3,001,197	—	(27,800)
Wheat	32	05/2024	USD	922,000	—	(66,424)
Wheat	43	07/2024	USD	1,245,388	—	(100,545)
Wheat	84	09/2024	USD	2,464,350	—	(208,982)
Wheat	41	12/2024	USD	1,231,538	—	(43,213)
WTI Crude	93	04/2024	USD	7,202,850	—	(67,366)
WTI Crude	47	06/2024	USD	3,580,460	62,959	—
WTI Crude	95	08/2024	USD	7,111,700	340,454	—
WTI Crude	48	10/2024	USD	3,536,160	—	(2,386)
Zinc	28	05/2024	USD	1,695,225	—	(27,490)
Zinc	18	07/2024	USD	1,097,438	—	(56,847)
Zinc	3	09/2024	USD	184,013	158	—
Zinc	33	09/2024	USD	2,024,138	—	(33,455)
Zinc	18	11/2024	USD	1,109,025	45,342	—
Total					4,113,052	(8,488,407)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(144)	06/2024	USD	(29,484,000)	—	(7,084)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $49,029,545, which represents 21.06% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2024.

(c)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $1,900,000, which represents 0.82% of total net assets.

(g)	Valuation based on significant unobservable inputs.
(h)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	98,425,179	281,323,701	(349,544,555)	11,385	30,215,710	13,281	2,522,305	30,221,754
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate

Columbia Commodity Strategy Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 29, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Commodity Strategy Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT129_05_P01_(04/24)